Short-term Debt - Additional Information (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 CNY (¥)
Short Term Borrowings [Abstract]
Aggregate principal amount			¥ 60,000,000
Principal amount outstanding	¥ 60,000,000	$ 8,726,638
Debt instrument, interest rate	4.60%	4.60%